Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized amount	$ 0	$ 953	$ 1,261
Share-based compensation capitalized	0	274	247
Amortization expenses	4,108	8,153	5,137
Payments to Acquire Intangible Assets	$ 0	$ 175	$ 0